ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities

	December 31,
	2025	2024
Customer advances and deferred income	$3,860	$3,429
Compensation, benefit and other employee related	1,401	1,328
Income taxes	791	957
Accrued interest	384	379
Other taxes	215	252
Product warranties and performance guarantees	180	202
Environmental costs	180	237
Derivative liabilities	178	—
Operating lease liabilities	174	176
Repositioning	172	181
Insurance	45	60
Asbestos-related liabilities	—	157
Other (primarily operating expenses)	882	697
Total Accrued liabilities[1]	$8,462	$8,055

1
As of December 31, 2025 and 2024, Total Accrued liabilities excludes $484 million and $110 million, respectively, that are included in Liabilities held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.